New accounting pronouncements -Revenue from Contacts with Customers	9 Months Ended
Sep. 30, 2017
New accounting pronouncements -Revenue from Contacts with Customers
10.            New accounting pronouncements –Revenue from Contacts with Customers

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”), which provides that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The updated standard will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. To achieve the core principle of the new standard, an entity should apply the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.  Early adoption is permitted for annual periods beginning after December 16, 2016.  Subsequent to issuing ASU 2014-09, the FASB issued the following amendments concerning clarification of ASU 2014-09. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606), Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (“ASU 2016-08”), which further clarifies the implementation guidance on principal versus agent considerations. The new guidance requires either a retrospective or a modified retrospective approach to adoption. In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606), Identifying Performance Obligations and Licensing (“ASU 2016-10”), which clarifies the identification of performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), which provides clarification on assessing the collectability criterion, presentation of sales taxes, measurement date for non-cash consideration and completed contracts at transition.

The updated standard is effective for ICON in the first quarter of the year ended December 31, 2018.   ICON has elected to adopt the updated standard using the cumulative effect transition method.  Under this transition method, ICON will apply the new standard as of the date of initial application (i.e. January 1, 2018), without restatement of comparative period amounts.  ICON plc will record the cumulative effect of initially applying the new standard (to revenue and cost) as an adjustment to the opening balance of equity at the date of initial application.  Under this method, ICON will apply the requirements of the new standard to those contracts not completed at the date of initial application.

While we continue to assess all potential impacts of the new standard, we believe the most significant impact relates to our assessment of measurement of performance and percentage of completion in respect of our clinical trials service revenue.

Under current GAAP, the revenue attributable to performance is determined based on both input and output methods of measurement based on the relationship between hours incurred and the total estimated hours of the trial, or on the unit of delivery method. We have evaluated the application of the requirements of ASC 606 to ‘recognize revenue when or as the entity satisfies a performance obligation’ to its business.  We have concluded that under the revised standard, clinical trial service is a single performance obligation satisfied over time i.e. the full service obligation in respect of a clinical trial (including services provided by investigators and other parties) is considered a single performance obligation in respect of the clinical services revenue stream.   Promises offered to the customer are not distinct within the context of the contract.

We have also concluded that ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support the clinical research project.  ICON measure over time performance obligation considering progress towards completion on an input measure being total project costs inclusive of third party costs.  The transaction price is determined by reference to the contract or change order value (total service revenue and pass-through) adjusted to reflect historical experience to determine a realizable contract value.  Revenue will be recognized as the single performance obligation is satisfied.  The progress towards completion for clinical service contracts will be measured based on percentage completion of realizable contract value at each reporting period.

The revised standard includes additional disclosure requirements related to revenue.  Our results for the first quarter of the year ended December 31, 2018, being the quarter ended March 31, 2018, will include expanded disclosure in respect of (i) disaggregated revenue disclosures from contracts with customers (ii) separate disclosure of contract assets and liabilities (iii) disclosure of retrospective revenue and (iv) disclosure of the remaining performance obligations by product/service (or backlog).

Due to the complexity of certain of our contracts, the actual revenue recognition treatment required under the new standard for these arrangements may be dependent on contract-specific terms and vary in some instances.